Development Joint Venture and Acquisition of Real Estate Assets (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2011 Long Point Property Unit		Dec. 31, 2011 Gwinnett Center sqft
Acquired Tangible Assets [Line Items]
Property Name and Location				Long Point Property Mount Pleasant, SC	[1]	Gwinnett Center Duluth, GA	[2]
Type				Class A Multifamily Development	[1]	Multi-tenant three building office complex	[2]
Date Acquired				May 20, 2011	[1]	Oct. 17, 2011	[2]
Ownership Interest				95.00%	[1]	100.00%	[2]
Number of Units Upon Completion or Square Feet				258	[1]
Number of Units Upon Completion or Square Feet						263,742	[2]
Development Budget or Purchase Price	$ 167.1	[3]		$ 28.6	[1],[4]	$ 14.1	[2],[4]
Equity Commitment by Company	33.5	[5]	13.9	6.8	[1]	7.1	[2]
Mortgage/ Construction Loan	$ 119.9		$ 32.6	$ 21.4	[1]	$ 11.2	[2]

[1]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[2]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.
[3]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[4]	The development budget of the multifamily development property includes the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the property. An affiliate of the co-venture partner serves as developer of the development project and coordinates and supervises the management and administration of the development and construction. The developer is responsible for any cost overruns beyond the approved development budget for the project and an affiliate of the co-venture partner is providing a one year construction warranty for the project.
[5]	Equity commitment by Company excludes amounts to be funded by the Company's co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.